Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 22,744,687	$ 313,418	$ 185,160	$ 4,299,095	$ 709,246	$ 25,000	$ 60,403	$ 28,337,009	$ 11,105,764	$ 11,638,923